Satellites and equipment	12 Months Ended
Dec. 31, 2013
Satellites and equipment
Satellites and equipment

8.                            Satellites and equipment

As of December 31, satellites and equipment consist of:

	2013	2012

Satellites in-orbit	$556,171	$196,425
Satellite equipment and antennas	7,044	5,771
Furniture and fixtures	4,749	3,539
Leasehold improvements	801	782
	568,765	206,517
Accumulated depreciation and amortization	(87,841)	(52,549)
	480,924	153,968
Construction in-progress for Satmex 7	107,342	32,750
Construction in-progress for Satmex 9	52,345	3,764
Construction in-progress for Satmex 8	—	358,289
Other construction in-progress	1,224	1,663

	$641,835	$550,434

For the years ended December 31, 2013 and 2012 and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant) and from January 1, 2011 to May 25, 2011 (Predecessor Registrant), depreciation and amortization expense related to satellites and equipment was $35,206, $31,715, $20,825 and $14,957, respectively.

For the years ended December 31, 2013 and 2012, and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant) and from January 1, 2011 to May 25, 2011 (Predecessor Registrant), interest costs of $9,357, $33,830, $11,715 and $3,801, respectively, were capitalized.